Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Income by Geographical Location

The Company has operations in the United States and Canada. The components of income (loss) before the provision for income taxes are as follows (in thousands):

	For the year ended December 31,
	2024	2023
United States	$(10,046)	$(33,827)
Foreign	(81)	65
Total loss before income taxes	$(10,127)	$(33,762)

Schedule of Components of Income Tax

The components of the income tax provision for the years ended December 31, 2024 and 2023 were as follows (in thousands):

	As of December 31,
	2024	2023
Current federal	$-	$-
Current state	2	-
Current foreign	-	18
Total current tax provision (benefit)	$2	$18
Deferred federal	-	-
Deferred state	-	-
Deferred foreign	-	-
Total deferred tax provision (benefit)	$-	$-
Total income tax provision	$2	$18

Schedule of Reconciliation Income Tax Expense

A reconciliation of the U.S. federal statutory income tax rate to the Company’s effective income tax rate is as follows:

	As of December 31,
	2024	2023
Tax provision at statutory rate	21.0%	21.0%
State taxes, net of federal benefit	1.2%	0.2%
Stock-based compensation expense	(1.0)%	(0.9)%
Permanent differences - other	(1.2)%	(0.2)%
Change in fair value of convertible notes	0.0%	(11.0)%
Change in fair value of warrants	0.0%	(5.7)%
Change in fair value of Yorkville Note	(1.5)%	0.0%
SEPA commitment fee	(1.0)%	0.0%
Change in valuation allowance	(17.9)%	(3.4)%
Other, net	0.4%	(0.1)%
Effective income tax rate	0.0%	-0.1%

Schedule of Deferred Income Taxes

The tax effects of temporary differences that give rise to significant components of the deferred tax assets and liabilities are as follows (in thousands):

	As of December 31,
	2024	2023
Deferred tax assets
Net operating loss carryforwards	$9,092	$7,393
Capitalized research costs	584	337
Fixed assets	21	25
Other	37	4
Total gross deferred tax assets	9,734	7,759
Less: valuation allowance	(9,551)	(7,753)
Net deferred tax assets	$183	$6
Deferred tax liabilities
Other	$(183)	$(6)
Total deferred tax liabilities	$(183)	$(6)
Net deferred taxes	$-	$-